Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income	$ 204,017	$ 81,948	$ 16,400
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	19,369	19,048	13,809
Provision for doubtful accounts	3,385	2,126	1,308
Share-based compensation	18,588	15,916	13,042
Fair value adjustments, non-cash	21,954	12,258
Non-cash interest and other	(16,810)	(12,267)	4,068
Effect of foreign currency on operations	(460)	(78)	(916)
Loss (income) from equity investments	623	1,431	(7,986)
Dividends from equity investments	1,343	3,194	2,628
Deferred income taxes	61,619	10,874	1,990
Impairment of leaseholds and intangibles, lease loss accrual and gain on disposal of fixed assets	14,107	(286)	4,142
Gain on extinguishment of debt	(1,556)
Income allocated and fair value adjustment for mandatorily redeemable noncontrolling interests	1,230	1,220	1,222
Change in operating assets and liabilities:
Amounts due to/from clearing brokers	30,401	13,920	(6,259)
Securities and other investments owned	(331,759)	(178,023)	(128,217)
Securities borrowed	48,873	117,015	(124,257)
Accounts receivable and advances against customer contracts	24,488	(33,927)	(12,948)
Prepaid expenses and other assets	4,423	9,588	(24,395)
Accounts payable, accrued payroll and related expenses, accrued expenses and other liabilities	31,301	32,553	3,559
Amounts due to/from related parties and partners	3,423	(4,781)	4,705
Securities sold, not yet purchased	(31,715)	4,197	9,332
Deferred revenue	1,530	(3,098)	(564)
Securities loaned	(50,685)	(120,026)	127,151
Net cash provided by (used in) operating activities	57,689	(27,198)	(102,186)
Cash flows from investing activities:
Purchases of loans receivable	(207,466)	(343,811)	(38,794)
Repayments of loans receivable	90,083	159,186
Sale of loan receivable to related party	1,800
Proceeds from loan participations sold	6,900	31,806
Repayment of loan participations sold	(2,233)	(18,911)
Asset acquisition - BR Brand, net of cash acquired $2,160		(114,912)
Acquisition of magicJack, net of cash acquired $53,875			(89,240)
Acquisition of other businesses	(1,500)		(4,000)
Proceeds from sale of division of magicJack		6,196
Purchases of property, equipment and intangible assets	(2,045)	(3,461)	(5,432)
Proceeds from sale of property, equipment and intangible assets	1	513	37
Purchases of equity investments	(13,986)	(33,391)	(16,640)
Distributions from equity investments		18,195
Net cash used in investing activities	(128,446)	(298,590)	(154,069)
Cash flows from financing activities:
Proceeds from asset based credit facility		140,439	300,000
Repayment of asset based credit facility	(37,096)	(103,343)	(300,000)
Proceeds from notes payable			51,020
Repayment of notes payable	(357)	(478)	(51,713)
Payment of participating note payable and contingent consideration	(4,250)	(4,250)
Proceeds from term loan	75,000	10,000	80,000
Repayment of term loan	(67,266)	(22,734)
Proceeds from issuance of senior notes	186,796	281,924	258,997
Redemption of senior notes	(1,829)	(52,154)
Payment of debt issuance costs	(3,359)	(3,425)	(7,260)
Payment of employment taxes on vesting of restricted stock	(22,578)	(2,022)	(3,731)
Common dividends paid	(38,792)	(41,138)	(22,684)
Preferred dividends paid	(4,710)	(264)
Repurchase of common stock	(48,248)	(4,273)	(18,703)
Repurchase of warrants		(2,777)
Distribution to noncontrolling interests	(3,826)	(1,958)	(1,067)
Contributions from noncontrolling interests	604
Proceeds from offering common stock		63
Proceeds from offering preferred stock	39,455	56,566
Net cash provided by financing activities	69,544	250,176	284,859
(Decrease) increase in cash, cash equivalents and restricted cash	(1,213)	(75,612)	28,604
Effect of foreign currency on cash, cash equivalents and restricted cash	1,311	73	(860)
Net increase (decrease) in cash, cash equivalents and restricted cash	98	(75,539)	27,744
Cash, cash equivalents and restricted cash, beginning of year	104,739	180,278	152,534
Cash, cash equivalents and restricted cash, end of year	104,837	104,739	180,278
Supplemental disclosures:
Interest paid	98,595	75,625	50,103
Taxes paid	$ 2,368	$ 8,649	$ 6,497